Acquisitions (Details Narrative)												3 Months Ended					9 Months Ended		12 Months Ended
	May 11, 2022 shares	Mar. 17, 2022 shares	Mar. 02, 2022 USD ($) $ / shares shares	Nov. 17, 2021 USD ($) $ / shares shares	Nov. 17, 2021 CAD ($) shares	Oct. 22, 2021 USD ($) $ / shares shares	Oct. 08, 2021 CAD ($) shares	Aug. 31, 2021 USD ($) $ / shares	Feb. 01, 2021	Dec. 11, 2020 USD ($) $ / shares shares	Dec. 17, 2019 shares	May 31, 2022 USD ($) $ / shares	Nov. 30, 2021 USD ($)	Aug. 31, 2021 USD ($) $ / shares	May 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	May 31, 2022 USD ($) $ / shares	May 31, 2021 USD ($)	Aug. 31, 2021 USD ($) $ / shares shares	Aug. 31, 2020 USD ($)	Jul. 21, 2020 $ / shares
Business Acquisition [Line Items]
Purchase price of assets													$ 188,925						$ 876,000
Debt instrument convertible conversion price | $ / shares										$ 3.65											$ 15.00
Revenues												$ 13,851,883			$ 2,380,974		$ 19,883,033	$ 6,612,374	9,305,255	$ 7,860,567
Net income (loss)												(3,810,054)			(411,187)		(10,421,808)	$ (2,522,527)	(4,462,147)	(4,915,154)
Share price | $ / shares				$ 3.35
Business combination consideration transferred																	$ 983,925
Stock Issued During Period, Value, New Issues															$ 7,235,580	$ 92,000			$ 7,327,580	$ 113,399
Reverse stock split									the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share.								the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share. At May 31, 2022 and August 31, 2021, there were 30,659,073 and 26,610,144 common shares issued and outstanding, respectively.		the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share
Purchase price per share | $ / shares												$ 2.00					$ 2.00
Canada Corp [Member]
Business Acquisition [Line Items]
Revenues												$ 54,414
Net income (loss)												15,999
Number of restricted shares of common stock, shares | shares			17,000
Business combination consideration transferred																	$ 25,500
Purchase price			$ 68,000
Purchase price per share | $ / shares			$ 4.00
Poling Taddeo Hovius Physiotherapy Professional Corp [Member]
Business Acquisition [Line Items]
Revenues												118,742
Net income (loss)												17,619
Number of restricted shares of common stock, shares | shares			156,750
Business combination consideration transferred																	235,125
Purchase price			$ 627,000
Purchase price per share | $ / shares			$ 4.00
Clinical Consultants International L L C [Member]
Business Acquisition [Line Items]
Revenues												0
Net income (loss)												$ 717
Number of restricted shares of common stock, shares | shares		800,000
Business combination consideration transferred																	$ 1,704,000
Canada Corp [Member]
Business Acquisition [Line Items]
Equity method investment ownership percentage			50.10%									50.10%					50.10%
Clinical Consultants International L L C [Member]
Business Acquisition [Line Items]
Equity method investment ownership percentage		100.00%
Ontario Inc [Member]
Business Acquisition [Line Items]
Common stock issued for intellectual property, shares | shares										240,000
Pro-Dip, LLC [Member]
Business Acquisition [Line Items]
Revenues								$ 1,172
Net income (loss)								$ 106,706
Asset Purchase Agreement [Member]
Business Acquisition [Line Items]
Purchase price of assets																			$ 876,000
Common stock issued for intellectual property, shares | shares																			240,000
Number of restricted shares of common stock, shares | shares											800,000
Share price | $ / shares								$ 3.65						$ 3.65					$ 3.65
Asset Purchase Agreement [Member] | Ontario Inc [Member]
Business Acquisition [Line Items]
Purchase price of assets										$ 876,000
Share Exchange Agreement [Member]
Business Acquisition [Line Items]
Number of restricted shares of common stock, shares | shares	225,000
Share Exchange Agreement [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Purchase price adjustment value						$ 14,162,795
Business combination consideration transferred				$ 398,050	$ 500,000
Shares issued, price per share | $ / shares				$ 3.35
Share Exchange Agreement [Member] | Subsequent Event [Member] | ACZ Shareholders [Member]
Business Acquisition [Line Items]
Number of restricted shares of common stock, shares | shares						3,622,199
Share price | $ / shares						$ 3.91
Share Exchange Agreement [Member] | ACZ Shareholders [Member]
Business Acquisition [Line Items]
Revenues														$ 446,390
Net income (loss)														$ 549,666
Share Exchange Agreement [Member] | ACZ Shareholders [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Business combination consideration transferred						$ 9,236,607
Share Exchange Agreement [Member] | Terragenx Inc [Member]
Business Acquisition [Line Items]
Business combination consideration transferred				$ 398,050
Ownership percentage				91.00%	91.00%
Share Exchange Agreement [Member] | Terragenx [Member]
Business Acquisition [Line Items]
Revenues				$ 1,521,348
Net income (loss)				$ 115,427
Share price | $ / shares				$ 1.59
Business combination consideration transferred				$ 983,925	$ 500,000
Ownership percentage				91.00%	91.00%
Shares issued, price per share | $ / shares				$ 3.35
Share exchange description				At the closing of the Exchange, (i) the Terra Shareholders transferred to NHL a total of 910 shares of Terra common stock, representing 91% of Terra’s outstanding shares, and (ii) a total of 100 NHL Exchangeable Shares were issued to the Terra Shareholders, which NHL Exchangeable Shares are exchangeable into a total of 118,821 restricted shares of the Company’s common stock. As a result of the Exchange, NHL has 91% ownership of Terra and full control of the Terra business.	At the closing of the Exchange, (i) the Terra Shareholders transferred to NHL a total of 910 shares of Terra common stock, representing 91% of Terra’s outstanding shares, and (ii) a total of 100 NHL Exchangeable Shares were issued to the Terra Shareholders, which NHL Exchangeable Shares are exchangeable into a total of 118,821 restricted shares of the Company’s common stock. As a result of the Exchange, NHL has 91% ownership of Terra and full control of the Terra business.
Common stock issued for cash, shares | shares				910	910
Business acquisition number of shares issued | shares				118,821	118,821
Share Exchange Agreement [Member] | Terragenx [Member] | Terry Mullins [Member]
Business Acquisition [Line Items]
Common stock issued for cash, shares | shares				500,000	500,000
Share Exchange Agreement [Member] | Terragenx [Member] | NHL [Member]
Business Acquisition [Line Items]
Common stock issued for cash, shares | shares				100	100
Mullins Asset Purchase Agreement [Member]
Business Acquisition [Line Items]
Shares issued, price per share | $ / shares				$ 3.35
Purchase of assets				$ 1,990,250	$ 2,500,000
Royalty paid description				the Company will pay a royalty equal to 10% of net revenue (net profit) of all iodine related sales	the Company will pay a royalty equal to 10% of net revenue (net profit) of all iodine related sales
Mullins Asset Purchase Agreement [Member] | Mr. Mullins [Member]
Business Acquisition [Line Items]
Number of restricted shares of common stock, shares | shares				118,821	118,821
Share price | $ / shares				$ 1.59
Stock Issued During Period, Value, New Issues				$ 1,592,200	$ 2,000,000
Number of restricted shares of common stock				398,050	500,000
Asset acquisition consideration transferred				$ 188,925
Mullins Asset Purchase Agreement [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Shares issued, price per share | $ / shares				$ 3.35
Purchase of assets				$ 1,990,250	$ 2,500,000
Royalty paid description				the Company will pay a royalty equal to 10% of net revenue (net profit) of all iodine related sales	the Company will pay a royalty equal to 10% of net revenue (net profit) of all iodine related sales
Mullins Asset Purchase Agreement [Member] | Subsequent Event [Member] | Mr. Mullins [Member]
Business Acquisition [Line Items]
Number of restricted shares of common stock, shares | shares				118,821	118,821
Stock Issued During Period, Value, New Issues				$ 1,592,200	$ 2,000,000
Number of restricted shares of common stock				$ 398,050	$ 500,000
Mullins Asset Purchase Agreement [Member] | Terragenx [Member] | Mr. Mullins [Member]
Business Acquisition [Line Items]
Number of shares issued, value				CAD$2,000,000 (approximately $1,592,200) is to be issued or allotted to Mr. Mullins only after patent-pending status, in the U.S. or internationally, is designated for all Mullins IP Assets (the “Mullins IP Assets CAD$2m Shares”), as either restricted shares of Company common stock or NHL Exchangeable Shares, as determined by Mr. Mullins. Once issued or allotted, the Mullins IP Assets CAD $2m Shares will be held in escrow pending registration	CAD$2,000,000 (approximately $1,592,200) is to be issued or allotted to Mr. Mullins only after patent-pending status, in the U.S. or internationally, is designated for all Mullins IP Assets (the “Mullins IP Assets CAD$2m Shares”), as either restricted shares of Company common stock or NHL Exchangeable Shares, as determined by Mr. Mullins. Once issued or allotted, the Mullins IP Assets CAD $2m Shares will be held in escrow pending registration
Mullins Asset [Member] | Mr. Mullins [Member]
Business Acquisition [Line Items]
Asset acquisition consideration transferred				$ 755,701
Joint Venture Agreement [Member]
Business Acquisition [Line Items]
Common stock issued for cash, shares | shares							185,000
Proceeds from joint venture							$ 1,500,000
Reverse stock split							The net profits and net losses of the JV will be split 50/50 between NHL and EK-Tech
Joint Venture Agreement [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Common stock issued for cash, shares | shares							185,000
Proceeds from joint venture							$ 1,500,000
Reverse stock split							The net profits and net losses of the JV will be split 50/50 between NHL and EK-Tech.